Subsequent events	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Subsequent events
47.
The Indian Parliament has approved the Code on Social Security, 2020 which would impact the contributions by the company towards Provident Fund and Gratuity. The Ministry of Labour and Employment has released draft rules for the Code on Social Security, 2020 on November 13, 2020, and has invited suggestions from stakeholders which are under active consideration by the Ministry. The Company will assess the impact and its evaluation once the subject rules are notified and will give appropriate impact in its financial statements in the period in which, the Code becomes effective and the related rules to determine the financial impact are published.